Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Profit or loss and assets for reportable segment
The following table presents information about profit or loss and assets for each reportable segment:

	For the fiscal years ended December 31,
	2021	2020	2019
Revenues:
Brazil	$1,002,781	$862,748	$1,385,566
NOLAD	780,866	584,646	676,382
SLAD	876,294	536,825	897,129
Total revenues	$2,659,941	$1,984,219	$2,959,077

Adjusted EBITDA:
Brazil	$175,603	$76,155	$227,844
NOLAD	85,323	41,496	64,059
SLAD	77,573	830	63,043
Total reportable segments	338,499	118,481	354,946
Corporate and others (i)	(66,741)	(50,370)	(63,171)
Total adjusted EBITDA	$271,758	$68,111	$291,775

	For the fiscal years ended December 31,
	2021	2020	2019
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$271,758	$68,111	$291,775

(Less) Plus items excluded from computation that affect operating income (loss):
Depreciation and amortization	(120,394)	(126,853)	(123,218)
Gains from sale, insurance recovery and contribution in equity method investment of property and equipment	4,876	4,210	5,175
Write-offs of property and equipment	(3,094)	(4,501)	(4,733)
Impairment of long-lived assets	(1,573)	(6,636)	(8,790)
Impairment of goodwill	—	(1,085)	(273)
Reorganization and optimization plan expenses	(12,054)	—	—
Operating income (loss)	139,519	(66,754)	159,936
(Less) Plus:
Net interest expense	(49,546)	(59,068)	(52,079)
(Loss) gain from derivative instruments	(5,183)	(2,297)	439
Gain from securities	—	25,676	—
Foreign currency exchange results	(9,189)	(31,707)	12,754
Other non-operating income (expenses), net	2,185	2,296	(2,097)
Income tax expense	(31,933)	(17,532)	(38,837)
Net income attributable to non-controlling interests	(367)	(65)	(220)
Net income (loss) attributable to Arcos Dorados Holdings Inc.	$45,486	$(149,451)	$79,896

	For the fiscal years ended December 31,
	2021	2020	2019
Depreciation and amortization:
Brazil	$54,883	$59,466	$63,467
NOLAD	34,810	35,812	31,192
SLAD	26,188	27,459	29,424
Total reportable segments	115,881	122,737	124,083
Corporate and others (i)	5,372	5,288	4,894
Purchase price allocation (ii)	(859)	(1,172)	(5,759)
Total depreciation and amortization	$120,394	$126,853	$123,218

Property and equipment expenditures:
Brazil	$50,217	$39,127	$146,322
NOLAD	23,800	17,250	42,892
SLAD	40,640	29,934	75,984
Others	342	—	37
Total property and equipment expenditures	$114,999	$86,311	$265,235

	As of December 31,
	2021	2020
Total assets:
Brazil	$1,083,700	$1,102,009
NOLAD	679,682	691,534
SLAD	566,208	513,966
Total reportable segments	2,329,590	2,307,509
Corporate and others (i)	134,020	95,802
Purchase price allocation (ii)	(102,353)	(109,357)
Total assets	$2,361,257	$2,293,954

(i)Primarily relates to corporate general and administrative expenses, corporate supply chain operations in Uruguay, and related assets. Corporate general and administrative expenses consist of corporate office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. As of December 31,2021 and 2020, corporate assets primarily include cash and cash equivalents, derivatives and lease right of use.
(ii)Relates to the purchase price allocation adjustment made at corporate level, which reduces the accounting value of our long-lived assets (excluding Lease right of use) and goodwill and the corresponding depreciation and amortization. As of December 31,2021 and 2020 primarily related with the reduction of goodwill.